Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2012	$ 40,267	$ 21	$ 4,769	$ 8,201	$ 34,720	$ (7,790)	$ (923)	$ 38,998	$ 1,269
Shares, Beginning Balance at Dec. 31, 2012		1,869
Net income (loss)	5,732				5,836			5,836	(104)
Other comprehensive income (loss)	(148)						(148)	(148)
Redemption of preferred stock	(500)		(500)	8	(8)			(500)
Preferred stock dividends	(250)				(250)			(250)
Common stock dividends	(1,631)				(1,631)			(1,631)
Issuance of preferred stock	487		487					487
Issuance of common and treasury stock	550			(100)		650		550
Issuance of common and treasury stock, shares		21
Purchase of treasury stock	$ (2,336)					(2,336)		(2,336)
Purchase of treasury stock, shares	(65)	(65)
Distributions to noncontrolling interests	$ (62)								(62)
Net other changes in noncontrolling interests	(409)								(409)
Stock option and restricted stock grants	107			107				107
Ending Balance at Dec. 31, 2013	41,807	$ 21	4,756	8,216	38,667	(9,476)	(1,071)	41,113	694
Shares, Ending Balance at Dec. 31, 2013		1,825
Net income (loss)	5,908				5,851			5,851	57
Other comprehensive income (loss)	175						175	175
Preferred stock dividends	(243)				(243)			(243)
Common stock dividends	(1,745)				(1,745)			(1,745)
Issuance of common and treasury stock	480			(13)		493		480
Issuance of common and treasury stock, shares		15
Purchase of treasury stock	$ (2,262)					(2,262)		(2,262)
Purchase of treasury stock, shares	(54)	(54)
Distributions to noncontrolling interests	$ (59)								(59)
Net other changes in noncontrolling interests	(3)								(3)
Stock option and restricted stock grants	110			110				110
Ending Balance at Dec. 31, 2014	$ 44,168	$ 21	4,756	8,313	42,530	(11,245)	(896)	43,479	689
Shares, Ending Balance at Dec. 31, 2014	1,800	1,786
Net income (loss)	$ 5,933				5,879			5,879	54
Other comprehensive income (loss)	(123)						(123)	(123)
Preferred stock dividends	(247)				(247)			(247)
Common stock dividends	(1,785)				(1,785)			(1,785)
Issuance of preferred stock	745		745					745
Issuance of common and treasury stock	311			(55)		366		311
Issuance of common and treasury stock, shares		11
Purchase of treasury stock	$ (2,246)					(2,246)		(2,246)
Purchase of treasury stock, shares	(52)	(52)
Distributions to noncontrolling interests	$ (55)								(55)
Net other changes in noncontrolling interests	(2)								(2)
Stock option and restricted stock grants	118			118				118
Ending Balance at Dec. 31, 2015	$ 46,817	$ 21	$ 5,501	$ 8,376	$ 46,377	$ (13,125)	$ (1,019)	$ 46,131	$ 686
Shares, Ending Balance at Dec. 31, 2015	1,700	1,745